Supplementary Financial Information (Schedule of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
2023	$ 97
2024	96	$ 86
2025	96	85
2026	96	85
2027	$ 96	85
2027		$ 85